Summary of Significant Accounting Policies (Tables)	12 Months Ended
Aug. 31, 2022
Summary Of Significant Accounting Policies
Schedule of Consolidated Financial Statement

		Ownership interest as at August 31,
	Country of incorporation	2022	2021
TRX Tanzania	Tanzania	100%	100%
Tancan	Tanzania	100%	100%
Buckreef Gold	Tanzania	55%	55%

Schedule of Depreciation Rate for Property, Plant and Equipment

Straight-line (years to depreciate)
Machinery and equipment	Over 5 to 8 years
Automotive	Over 5 years
Computer equipment	Over 3 years
Leasehold improvements	Over 5 years
Processing plant	Over 8 years